Schedule of Investments (unaudited) May 31, 2020	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Japan ETF(a)	4,064,437	$225,210,454

Total Investment Companies — 99.8% (Cost: $245,218,314)		225,210,454

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(a)(b)	660,000	660,000

Total Short-Term Investments — 0.3% (Cost: $660,000)		660,000

Total Investments in Securities — 100.1% (Cost: $245,878,314)		225,870,454

Other Assets, Less Liabilities — (0.1)%		(279,627)

Net Assets — 100.0%		$225,590,827

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	660,000	(b)	—	660,000	$660,000	$3,014	$—	$—
iShares MSCI Japan ETF	6,100,458	6,694,030		(8,730,051)	4,064,437	225,210,454	4,885,937	(20,871,777)	17,263,944

						$225,870,454	$4,888,951	$(20,871,777)	$17,263,944

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,116,225	JPY	2,481,545,000	BNP	06/03/20	$105,716
USD	141,067,716	JPY	15,013,018,800	BOA	06/03/20	1,857,182
USD	3,000,664	JPY	323,363,000	CITI	06/03/20	2,230
USD	7,332,490	JPY	788,643,000	CS	06/03/20	19,676
USD	18,722,467	JPY	2,010,963,000	CSI	06/03/20	75,503
USD	87,959,054	JPY	9,363,461,200	MS	06/03/20	1,134,915
USD	272,871	JPY	29,332,000	SSB	06/03/20	885
USD	10,079,738	JPY	1,085,355,000	UBS	06/03/20	15,616
USD	14,563,738	JPY	1,568,341,000	BNP	07/03/20	14,581
USD	153,591,584	JPY	16,539,648,000	JPM	07/03/20	156,877
USD	56,589,451	JPY	6,094,120,000	MS	07/03/20	55,628
USD	2,139,796	JPY	230,605,000	SSB	07/03/20	523

						3,439,332

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,502,162,000	USD	23,267,383	BNP	06/03/20	$(65,699)
JPY	12,865,000	USD	120,230	BNY	06/03/20	(937)
JPY	2,960,220,000	USD	27,507,529	CSI	06/03/20	(58,432)
JPY	6,396,000	USD	60,185	HSBC	06/03/20	(877)
JPY	18,423,463,000	USD	171,100,242	JPM	06/03/20	(265,838)
JPY	6,391,840,000	USD	59,372,184	MS	06/03/20	(102,862)
JPY	24,909,000	USD	231,471	UBS	06/03/20	(499)
USD	137,368	JPY	14,817,000	UBS	06/03/20	(24)

						(495,168)

	Net unrealized appreciation					$2,944,164

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$225,210,454	$—	$—	$225,210,454
Money Market Funds	660,000	—	—	660,000

	$225,870,454	$—	$—	$225,870,454

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,439,332	$—	$3,439,332
Liabilities
Forward Foreign Currency Exchange Contracts	—	(495,168)	—	(495,168)

	$—	$2,944,164	$—	$2,944,164

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

BNY	Bank of New York

BOA	Bank of America N.A.

CITI	Citibank N.A.

CS	Credit Suisse Securities (USA) LLC

CSI	Credit Suisse International

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

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